Insurance (Incurred Claims by Accident Year) (Details) $ in Millions	12 Months Ended
Oct. 31, 2025 CAD ($)
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net undiscounted provision for unpaid claims	$ 6,001
Effect of discounting	(517)
Effect of risk adjustment for non-financial risk	167
Net liabilities for incurred claims	5,651
Insurance liabilities for incurred claims	6,317
Reinsurance assets for incurred claims	(666)
2016 And Prior [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	6,645
Current estimates of cumulative net claims	5,266
Cumulative net claims paid to date	(5,115)
Net undiscounted provision for unpaid claims	151
2016 And Prior [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	6,327
2016 And Prior [Member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,990
2016 And Prior [Member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,647
2016 And Prior [Member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,440
2016 And Prior [Member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,377
2016 And Prior [Member] | Later than six years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,315
2016 And Prior [Member] | Later than seven years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,281
2016 And Prior [Member] | Later than eight years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,267
2016 And Prior [Member] | Later than nine years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	5,266
2017 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,425
Current estimates of cumulative net claims	2,078
Cumulative net claims paid to date	(2,033)
Net undiscounted provision for unpaid claims	45
2017 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,307
2017 [member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,258
2017 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,201
2017 [member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,151
2017 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,108
2017 [member] | Later than six years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,086
2017 [member] | Later than seven years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,078
2017 [member] | Later than eight years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,078
2018 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,631
Current estimates of cumulative net claims	2,399
Cumulative net claims paid to date	(2,309)
Net undiscounted provision for unpaid claims	90
2018 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,615
2018 [member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,573
2018 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,522
2018 [member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,465
2018 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,408
2018 [member] | Later than six years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,396
2018 [member] | Later than seven years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,399
2019 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,727
Current estimates of cumulative net claims	2,471
Cumulative net claims paid to date	(2,335)
Net undiscounted provision for unpaid claims	136
2019 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,684
2019 [member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,654
2019 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,575
2019 [member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,489
2019 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,474
2019 [member] | Later than six years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,471
2020 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,646
Current estimates of cumulative net claims	2,224
Cumulative net claims paid to date	(2,059)
Net undiscounted provision for unpaid claims	165
2020 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,499
2020 [member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,412
2020 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,278
2020 [member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,230
2020 [member] | Over 5 years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,224
2021 [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	2,529
Current estimates of cumulative net claims	2,211
Cumulative net claims paid to date	(1,961)
Net undiscounted provision for unpaid claims	250
2021 [member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,367
2021 [member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,278
2021 [member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,225
2021 [member] | Later than four years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	2,211
2022 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	3,242
Current estimates of cumulative net claims	3,165
Cumulative net claims paid to date	(2,662)
Net undiscounted provision for unpaid claims	503
2022 [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,182
2022 [Member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,167
2022 [Member] | Later than three years [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,165
2023 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	3,830
Current estimates of cumulative net claims	3,994
Cumulative net claims paid to date	(3,057)
Net undiscounted provision for unpaid claims	937
2023 [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,039
2023 [Member] | Later than two years [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	3,994
2024 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	4,478
Current estimates of cumulative net claims	4,515
Cumulative net claims paid to date	(3,010)
Net undiscounted provision for unpaid claims	1,505
2024 [Member] | Later than 1 year [member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Revised estimates	4,515
2025 [Member]
Disclosure Of Estimated Insurance Claims Incurred [Line Items]
Net ultimate claims cost at end of accident year	4,397
Current estimates of cumulative net claims	4,397
Cumulative net claims paid to date	(2,178)
Net undiscounted provision for unpaid claims	$ 2,219